REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
REGULATORY MATTERS [Abstract]
Net reserve requirement	$ 801	$ 761
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400